Fair Value and Fair Value Hierarchy of Financial Instruments - Disclosure of Fair Value Measurement of Liabilities Explanatory (Detail) - Liability measured at fair value [Member]	Dec. 31, 2019 HKD ($)
Disclosure of fair value measurement of liabilities [line items]
Derivative financial instrument	$ 20,813,810
Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial instrument	$ 20,813,810